RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 – RELATED PARTY TRANSACTIONS

During the nine months ended September 30, 2021 and 2020 the Company incurred wages of $221,250 and $150,000 respectively, related to services provided to it by its executive officer. Additionally, during 2020, the Company’s CEO was awarded super-voting A Stock-see Note 3. Capital Stock.

NOTE 4 – RELATED PARTY TRANSACTIONS

During the years ended December 31, 2020, and 2019, the Company incurred salary expense of $210,000 and $198,000 respectively, related to services provided to it by its CEO.